Related Party Transactions - Additional Information (Detail) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Compensation expense		¥ 0		¥ 0	¥ 771
Sublease Income	[1]	187	$ 29
Guangzhou Burning Rock Biological Engineering Co Ltd. [Member] | Office Sublease Agreement [Member]
Sublease Income		¥ 187	$ 29

[1]	On April 1, 2021, the Group entered into a sublease agreement on its office with a related party and a total amount of RMB408(US$64), of which RMB187(US$29) was recorded in rental income for the year ended December 30,2021. The sublease term is twelve months, which is less than the lease term of the head lease. The contract was terminated in advance on September 30, 2021.